                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Spears Grisanti & Brown LLC
Address:   45 Rockefeller Plaza
           17th Floor
           New York, New York 10111

Form 13F File Number: 28-05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher C. Grisanti
Title:     Principal
Phone:     (212) 218-5300

Signature, Place, and Date of Signing:

/s/ Christopher C. Grisanti      New York, New York      April 19, 2006
---------------------------      ------------------      --------------
[Signature]                        [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 127

Form 13F Information Table Value Total: $2,486,413
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.       Form 13F File Number      Name
        ----      --------------------      ----
        None      28-___________            None

        [Repeat as necessary.]

                          Spears Grisanti & Brown LLC
                          Form 13F Information Table
                     For the Quarter Ended March 31, 2006

COLUMN 1                     COLUMN 2  COLUMN 3  COLUMN 4 COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
--------                     -------- ---------- -------- --------      ---------- --------         --------
                                                                                              VOTING AUTHORITY
                             TITLE OF             VALUE            PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                CLASS     CUSIP    (X$1000)   SHRS   CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
--------------               -------- ---------- -------- -------- ---- ---------- -------- ------- -------- ----
3M COMPANY                   com      88579y101      568     7498       Sole                   7498
ABB LTD-SPON ADR             com      000375204     1304   103900       Sole                 103900
ABBOTT LABORATORIES          com      002824100      801    18865       Sole                  18865
ACE LTD                      com      G0070K103   120444  2315782       Sole                2315782
AK STEEL HOLDING CORP        com      001547108     1050    70000       Sole                  70000
ALCOA INC                    com      013817101      795    26000       Sole                  26000
ALTRIA GROUP, INC            com      02209S103     7097   100152       Sole                 100152
AMEREN CORP                  com      023608102      224     4500       Sole                   4500
AMERICAN EXPRESS CO          com      025816109      733    13953       Sole                  13953
AMERICAN STANDARD COS INC    com      029712106    51799  1208570       Sole                1208570
AMGEN INC                    com      031162100     2725    37451       Sole                  37451
AMR CORP                     com      001765106     1082    40000       Sole                  40000
AMSOUTH BANCORPORATION       com      032165102      784    28968       Sole                  28968
ANHEUSER-BUSCH CO. INC       com      035229103      863    20184       Sole                  20184
ANNALY MORTGAGE MGMT         com      035710409      382    31500       Sole                  31500
ASHLAND INC                  com      044209104    52459   738022       Sole                 738022
AUTOMATIC DATA PROCESSING CO com      053015103      425     9314       Sole                   9314
AVATAR HOLDINGS INC          com      053494100     2470    40498       Sole                  40498
BANK OF AMERICA CORP         com      060505104   103311  2268578       Sole                2268578
BANK OF NEW YORK             com      064057102     1511    41916       Sole                  41916
BERKSHIRE HATHAWAY CLASS A   com      084670108     4879       54       Sole                     54
BERKSHIRE HATHAWAY CLASS B   com      084670207     4253     1412       Sole                   1412
BIOGEN IDEC INC              com      09062x103      650    13800       Sole                  13800
BP AMOCO PLC SPONS ADR       adr      055622104     2251    32650       Sole                  32650
BRISTOL MYERS SQUIBB CO      com      110122108      423    17172       Sole                  17172
CHEVRON CORP COM             com      166764100    67454  1163603       Sole                1163603
CHUBB CORP                   com      171232101    11758   123203       Sole                 123203
CIMAREX ENERGY CO            com      171798101    79035  1826969       Sole                1826969
CITIGROUP INC                com      172967101    95114  2013849       Sole                2013849
CLEVELAND-CLIFFS             com      185896107    74476   854868       Sole                 854868
COCA COLA CO                 com      191216100      775    18511       Sole                  18511
COLEY PHARMACEUTICAL GROUP   com      19388p106     1342    88600       Sole                  88600
COMCAST CORP CL A            com      20030n101    93957  3591612       Sole                3591612
COMCAST CORP CL A SPL        com      20030N200     1387    53111       Sole                  53111
COMPTON PETROLEUM CORP       com      204940100      706    55000       Sole                  55000
CONOCOPHILLIPS               com      20825c104     1263    19999       Sole                  19999
CONTINENTAL AIRLINES - CL B  com      210795308      317    11800       Sole                  11800
COUSINS PROPERTIES           com      222795106      217     6500       Sole                   6500
CURAGEN CORP                 com      23126r101    16384  3270343       Sole                3270343
CVS CORP                     com      126650100     1350    45200       Sole                  45200
DELL, INC.                   com      24702r101    72570  2438510       Sole                2438510
DOMINION RESOURCES INC VA    com      25746U109      293     4240       Sole                   4240
DU PONT EI DE NEMOURS        com      263534109   126744  3002710       Sole                3002710
DUSA PHARMACEUTICALS INC     com      266898105      706   100000       Sole                 100000
DYAX CORP                    com      26746 e103     406    70000       Sole                  70000
ENCANA CORP                  com      292505104    81397  1741848       Sole                1741848
EXXON MOBIL CORPORATION      com      30231G102     3188    52380       Sole                  52380

COLUMN 1                     COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
--------                     -------- --------- -------- --------      ---------- --------         --------
                                                                                             VOTING AUTHORITY
                             TITLE OF            VALUE            PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                CLASS    CUSIP    (X$1000)   SHRS   CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
--------------               -------- --------- -------- -------- ---- ---------- -------- ------- -------- ----
FALCONBRIDGE LTD             com      306104100     736    21000       Sole                  21000
FAUQUIER BANKSHARES COM      com      312059108     443    18000       Sole                  18000
FEDERAL NATL MORTGAGE ASSN   com      313586109  103847  2020378       Sole                2020378
FIRST DATA CORP              com      319963104     234     5000       Sole                   5000
FLEXIBLE SOLUTIONS INTL INC  com      33938t104     629   189600       Sole                 189600
FOSTER (LB)CO-CL A           com      350060109    1535    79000       Sole                  79000
FOSTER WHEELER LTD           com      g36535139  123846  2617755       Sole                2617755
FREDDIE MAC                  com      313400301    1040    17050       Sole                  17050
FREEPORT MCMORAN COPPER GOLD com      35671d857     270     4523       Sole                   4523
GANNETT CO                   com      364730101    1642    27404       Sole                  27404
GENERAL ELEC CO              com      369604103    3010    86532       Sole                  86532
GILEAD SCIENCES INC.         com      375558103     494     7941       Sole                   7941
GLAXOSMITHKLINE PLC-ADR      com      37733W105    2915    55722       Sole                  55722
GLOBAL CROSSING LTD          com      G3921A175     663    25000       Sole                  25000
HANOVER COMPRESSOR CO        com      410768105     251    13500       Sole                  13500
HEWLETT-PACKARD              com      428236103  133966  4071920       Sole                4071920
HOME DEPOT INC               com      437076102     824    19473       Sole                  19473
HONEYWELL INTERNATIONAL INC. com      438516106  124888  2919988       Sole                2919988
INTEL CORP                   com      458140100    1195    61400       Sole                  61400
INTL BUSINESS MACHINES CORP  com      459200101    1037    12570       Sole                  12570
JOHNSON & JOHNSON            com      478160104   41544   701522       Sole                 701522
JPMORGAN CHASE               com      46625H100  104391  2506977       Sole                2506977
KERR-MCGEE CORPORATION       com      492386107     411     4300       Sole                   4300
KEYCORP NEW                  com      493267108    4669   126883       Sole                 126883
KINROSS GOLD CORP            com      496902404    5403   494325       Sole                 494325
LABORATORY CRP OF AMER HLDGS com      50540r409     715    12230       Sole                  12230
LAKES ENTERTAINMENT INC      com      51206p109     490    45000       Sole                  45000
LEVEL 3 COMMUNICATIONS INC   com      52729N100    1072   207000       Sole                 207000
LILLY ELI & CO.              com      532457108   83688  1513354       Sole                1513354
LIMITED BRANDS, INC.         com      532716107     245    10000       Sole                  10000
MARKEL CORP                  com      570535104     609     1803       Sole                   1803
MATRIX SERVICE               com      576853105     567    49350       Sole                  49350
MEMORY PHARMACEUTICALS CORP  com      58606r403    1404   507210       Sole                 507210
MERCK & CO INC               com      589331107    1194    33892       Sole                  33892
MERRILL LYNCH                com      590188108    1221    15500       Sole                  15500
MESA ROYALTY TRUST           com      590660106     207     3100       Sole                   3100
MESABI TRUST                 com      590672101    1239    53950       Sole                  53950
MICROSOFT CORP               com      594918104   69434  2551785       Sole                2551785
MILACRON INC                 com      598709103     322   200000       Sole                 200000
MORGAN STANLEY               com      617446448     955    15200       Sole                  15200
NORTHERN TRUST CORP          com      665859104     247     4700       Sole                   4700
PACIFIC RIM MINING CORP      com      694915208     347   450000       Sole                 450000
PARTNER RE LTD               com      G6852T105     441     7100       Sole                   7100
PEABODY ENERGY CORP          com      704549104     475     9420       Sole                   9420
PENN VIRGINIA RESOURCE PARTN com      707884102     201     3500       Sole                   3500
PEPSICO INC                  com      713448108     539     9333       Sole                   9333
PFIZER INC                   com      717081103    1212    48645       Sole                  48645
PROCTER & GAMBLE             com      742718109    2777  48183.5       Sole                48183.5
PRUDENTIAL FINANCIAL INC     com      744320102     247     3260       Sole                   3260
QUANTA SERVICES INC          com      74762e102     881    55000       Sole                  55000
RENOVIS INC                  com      759885106    1679    78768       Sole                  78768
ROYAL DUTCH SHELL PLC        com      780259206     274     4400       Sole                   4400
SAFECO CORP                  com      786429100     622    12395       Sole                  12395
SARA LEE CORP                com      803111103     229    12800       Sole                  12800
SASOL LTD-SPONSORED ADR      adr      803866300     757    20000       Sole                  20000
SMURFIT-STONE CONTAINER CORP com      832727101     882    65000       Sole                  65000

COLUMN 1                    COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
--------                    -------- --------- -------- --------      ---------- --------          --------
                                                                                             VOTING AUTHORITY
                            TITLE OF            VALUE            PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER               CLASS    CUSIP    (X$1000)   SHRS   CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
--------------              -------- --------- -------- -------- ---- ---------- -------- -------- -------- ----
STRYKER CORP                com      863667101     763     17210      Sole                   17210
SUNTRUST BANKS INC          com      867914103     335      4600      Sole                    4600
SUPERIOR ESSEX INC          com      86815v105    1009     39670      Sole                   39670
SYSCO CORP                  com      871829107     277      8653      Sole                    8653
TEMPLE-INLAND INC           com      879868107   62177   1395662      Sole                 1395662
THE MOSAIC CO               com      61945A107     811     56490      Sole                   56490
TIME WARNER INC             com      887317105  104965   6251645      Sole                 6251645
TRINITY INDUSTRIES          com      896522109     816     15000      Sole                   15000
UNITED STATES STEEL CORP    com      912909108     297      4900      Sole                    4900
UNITED TECHNOLOGIES CP COM  com      913017109     870     15000      Sole                   15000
UNITEDHEALTH GROUP INC      com      91324P102  127092   2275186      Sole                 2275186
VASOGEN OLD                 com      92232f103      42     20000      Sole                   20000
VODAFONE GROUP PLC-SP ADR   adr      92857W100     637     30500      Sole                   30500
WACHOVIA CORP               com      929903102    1161     20719      Sole                   20719
WAL-MART STORES             com      931142103     697  14753.17      Sole                14753.17
WALT DISNEY CO.             com      254687106   72863   2612506      Sole                 2612506
WASHINGTON MUTUAL INC       com      939322103   77614   1821070      Sole                 1821070
WASHINGTON POST CO CL B     com      939640108    1521      1958      Sole                    1958
WELLS FARGO & CO            com      949746101     735     11504      Sole                   11504
WESTMORELAND COAL CO        com      960878106    1290     49152      Sole                   49152
WHEELING-PITTSBURGH CORP    com      963142302   22266   1212721      Sole                 1212721
WILLIAMS COS INC            com      969457100   78404   3665439      Sole                 3665439
WOLVERINE TUBE INC          com      978093102     151     37600      Sole                   37600
HSBC HLDGS PLC SPON ADR NEW adr      404280406     443      5289      Sole                    5289
Report Summary                                 2486413